Product and Technology Agreements	12 Months Ended
Dec. 31, 2012
Product and Technology Agreements
Product and Technology Agreements

6. Product and Technology Agreements

Transferred Technology and Assumed Agreements

        Under an agreement dated July 27, 2007, the Company assumed the rights and obligations related to certain patents and know-how (the "Transferred Technology") and under certain agreements (the "Assumed Agreements") owned and/or controlled by OSI (Eyetech), Inc. (the "Transferor") for use in the Company's activities in the research, development and commercial production of a product as defined in the agreement (the "Divestiture Agreement"). In consideration for the Transferred Technology and the Assumed Agreements, the Company made an upfront payment of $4.0 million to the Transferor. In addition, on August 9, 2007, the Company issued to the Transferor 3,000,000 shares of Junior Series A Preferred Stock which was valued at $1.00 per share based upon the Original Issue Price.

        The Divestiture Agreement also entitles the Transferor to significant payments from the Company upon achievement of certain milestones, and to royalties on the Company's net sales of Products, as defined, and on terms set forth in the Divestiture Agreement.

        The Divestiture Agreement may be terminated by either party in the event of the other party's insolvency or material breach (following a specified cure period). Unless terminated earlier by the Company or the Transferor, the Divestiture Agreement will remain in effect until the Company no longer has any financial obligations to the Transferor, after which the rights granted to the Company under the Divestiture Agreement will become perpetual and fully paid-up.

        If the Company fails to satisfy its diligence obligations under the Divestiture Agreement, the Transferor may terminate the Divestiture Agreement as to particular countries with respect to which such failure has occurred, and upon such termination the Company will be obligated to transfer to the Transferor specified rights and licenses related to the product covered by the Divestiture Agreement and other related assets, and if the Company is then manufacturing such product or products, at the time of such termination, the Company may be obligated to provide transitional supply of the covered products to the Transferor, for the applicable countries.

        The Assumed Agreements include a license, manufacturing and supply agreement (the "Supply Agreement") with Nektar Therapeutics, AL (the "Supplier") for a reagent linked with the active ingredient in the Company's lead product candidate. Prior to the Company's assumption of the Supply Agreement in 2007, the Transferor paid the Supplier approximately $0.3 million under the Supply Agreement. The Company has paid the Supplier an aggregate of approximately $0.8 million under the Supply Agreement, which was charged to research and development expense during the year ended December 31, 2010. Under the Supply Agreement, the Company is obligated to make certain milestone payments to the Supplier, as well as tiered royalties based on certain percentages of net sales as well as certain other payments and revenue it may receive if it licenses certain product rights to a third party. See "Note 11—Commitments and Contingencies" below.

        The Supply Agreement, unless earlier terminated by either party, will expire upon the expiration of the Company's obligation to pay royalties to the Supplier on net sales of licensed products. The Supply Agreement may be terminated by either party in the event of the other party's material breach (following a specified cure period). The Company may terminate the Supply Agreement, without cause, effective at the end of a specified period following written notice to the Supplier, in which event the Company will be obligated to pay the Supplier specified termination fees and reimburse the Supplier for certain costs.

License Agreements

        The Assumed Agreements also included an agreement with Archemix Corp. (the "Licensor") for the Company's acquisition of an exclusive royalty-bearing license over certain patent rights and technology owned and/or controlled by the Licensor (the "PDGF License") for use in the Company's activities in the research, development and commercial production of pharmaceutical products related to anti-PDGF aptamers (the "PDGF Licensed Products") as contemplated in the agreement (the "PDGF Agreement"). In addition, on July 31, 2007, the Company also entered into an agreement with the Licensor for the Company's acquisition of an exclusive royalty-bearing license over certain patent rights and technology owned and/or controlled by the Licensor (the "C5 License" and together with the PDGF License, the "Licenses") for use in the Company's activities in the research, development and commercial production of pharmaceutical products related to Zimura (the "C5 Licensed Product") as contemplated in the agreement (the "C5 License Agreement" and together with the PDGF License Agreement, the "License Agreements"). In consideration of the Licenses, the Company paid the Licensor aggregate upfront fees of $1.0 million and, on August 9, 2007, issued to the Licensor an aggregate of 2,000,000 shares of Series A-1 Preferred Stock which was valued at $1.00 per share based on the cash price paid by the Series A Investors for similar shares on the same date.

        The Licensor is also entitled to certain regulatory milestone payments and sales milestone payments under the License Agreements.

        The upfront fees totaling $5.0 million and the value of the Junior Series A Preferred Stock and Series A-1 Preferred Stock issued totaling $5.0 million to the Transferor and the Licensor, under the Divestiture Agreement and the License Agreement, respectively, were charged to research and development expense during the year ended December 31, 2007.

        On January 4, 2008, the Company entered into an agreement with certain collaborative partners whereby the Company acquired an exclusive license to develop, market and promote products containing or comprising certain material upon which the collaborative partners have sole and exclusive worldwide rights to develop, market and sell. Upon the execution of the license agreement, the Company issued 4,000,000 shares of Series A-1 Preferred Stock to such partners. The Series A-1 Preferred Stock was valued at $1.00 per share based upon the Original Issue Price. Accordingly, the Company charged research and development expense for $4.0 million. Under the license agreement, the corroborative partners are entitled to certain development and sales milestone payments plus royalties on net sales. On May 3, 2012, the Company terminated such agreement.

        On September 12, 2011, the License Agreements, were amended to cover expanded licenses for all indications outside of the ophthalmic field (as defined in the amended license agreements (the "Amended License Agreements")). Upon the execution of the Amended License Agreements, the Company issued 500,000 shares of Series B-1 Preferred Stock to the Licensor. The Series B-1 Preferred Stock was valued at $1.00 per share based upon the Original Issue Price, which was still deemed to be fair value as of the date of this transaction. Accordingly, the Company charged research and development expense for $0.5 million.

        Unless earlier terminated, the amended PDGF Agreement will expire upon the later of 10 years after the first commercial sale in any country of the last PDGF Licensed Product and the expiration of the last-to-expire valid claim of the PDGF licensed patents that covers a PDGF Licensed Product. Unless earlier terminated, the amended C5 Agreement will expire upon the later of 12 years after the first commercial sale in any country of the last C5 Licensed Product, the expiration of the last-to-expire valid claim of the C5 licensed patents, and the date on which no further payments of sublicensing income, if any, are to be received by the Company.

        Either of the Amended License Agreements may be terminated by either party in the event of the other party's material breach (following a specified cure period). The Licensor may also terminate each of the Amended License Agreements, or may convert the Company's exclusive licenses to non-exclusive licenses, if the Company challenges or assists a third party in challenging the validity or enforceability of any of the patents licensed under the applicable Amended License Agreement. The Company may terminate each of the Amended License Agreements at any time and for any or no reason effective at the end of a specified period following written notice to the Licensor.